Accrued liabilities	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Accrued liabilities

15. Accrued liabilities

	June 30, 2023	December 31, 2022
	€	€
Consulting, professional and audit liability	1,010,867	642,662
Clinical accrued liabilities	3,805,760	3,824,468
Manufacturing accrued liabilities	1,748,687	2,285,584
Pre-clinical accrued liabilities	2,917,552	885,030
Personnel related accruals	404,931	2,971,068
Other accrued liabilities	353,120	281,937
	10,240,917	10,890,749